Revenue and Contracts with Customers (Details) - Schedule of summarizes revenue disaggregation - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation	$ 13,645,030	$ 17,627,097
Government [Member]
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation	2,945,946	3,258,158
Non-Government [Member]
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation	$ 10,699,084	$ 14,368,939